Basis of Presentation - Nature of the Business and Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2025 product
Basis of Presentation [Abstract]
Number of approved products commercialized by third parties	7
Number of approved products jointly commercialized by collaboration partner	2